Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Goodwill written off	$ 636	$ 614	$ 619
Number of shares deducted from retained earnings		907,239	456,792
Retained earnings.
Disclosure of reserves within equity [line items]
Number of shares deducted from retained earnings	(556,108)
Amount of shares deducted from retained earnings	$ (51)	$ (37)	$ (22)